Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2016
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2016	2015
Prepaid land lease payments	$10,400	$11,147
Less: accumulated amortization	1,703	1,573
Net carrying value	$8,697	$9,574